IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details Narrative) $ in Thousands	6 Months Ended
Sep. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Recognized an impairment	$ 59,320
Impairment	4,585
I O X I P R And D [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Carrying value	117,210
I O X I P R And D [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Carrying value	57,890
Tarus I P R And D [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Carrying value	28,200
Tarus I P R And D [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Carrying value	$ 23,615